Equity Awards and Instruments - Stock Options Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands										9 Months Ended	12 Months Ended
	Aug. 28, 2020	May 19, 2019	May 15, 2019	May 12, 2019	Mar. 22, 2019	Mar. 12, 2019	Sep. 06, 2018	May 29, 2018	Mar. 22, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Put provision start period, number of months since exercise										6 months
Put provision end Period, number of days after start period										30 days
Call Provision Exercise Period										7 months
Dividends payable (USD per share)	$ 1.50
Stock options exercise price reduction (USD per share)	$ 1.50
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Put provision start period, number of months since exercise											6 months
Put provision end Period, number of days after start period											30 days
Call Provision Exercise Period											7 months
Granted (in shares)			10,000		4,816,000		10,000	5,096,000	20,000		4,826,000	5,126,000
Grant date fair value (USD per share)			$ 1.65		$ 1.66		$ 1.96	$ 1.46	$ 1.43
Proceeds from stock options exercised											$ 3,612	$ 2,179
Stock Option | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										10,000
Proceeds from stock options exercised										$ 7,776	$ 3,612
Stock Option | Class B Common Stock | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				10,000	4,816,000
Grant date fair value (USD per share)		$ 1.65			$ 1.66	$ 2.49